INCOME TAXES - Net Operating Loss Carryforwards (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 40,889	$ 12,272
United States
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	25,462	5,563
Canada
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	2,750	440
Malaysia
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	5,412	5,743
Brazil
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	2,595	0
Others
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 4,670	$ 526